Document and Entity Information	Mar. 30, 2020
Entity Information [Line Items]
Written Communications	false
Document Type	8-K
Document Period End Date	Mar. 30, 2020
Entity File Number	1-3525
Entity Registrant Name	AMERICAN ELECTRIC POWER CO INC.
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-2373
City Area Code	(614)
Local Phone Number	716-1000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000004904
Amendment Flag	false
New York Stock Exchange | Common Stock, $6.50 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $6.50 par value
Trading Symbol	AEP
Security Exchange Name	NYSE
New York Stock Exchange | 6.125% Corporate Unit
Entity Information [Line Items]
Title of 12(b) Security	6.125% Corporate Units
Trading Symbol	AEP PR B
Security Exchange Name	NYSE
AEP Texas Inc. [Member]
Entity Information [Line Items]
Written Communications	false
Entity File Number	333-221643
Entity Registrant Name	AEP TEXAS INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0007707
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001721781
AEP Transmission Co [Member]
Entity Information [Line Items]
Written Communications	false
Entity File Number	333-217143
Entity Registrant Name	AEP TRANSMISSION COMPANY, LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1125168
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001702494
Appalachian Power Co [Member]
Entity Information [Line Items]
Written Communications	false
Entity File Number	1-3457
Entity Registrant Name	APPALACHIAN POWER COMPANY
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-0124790
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000006879
Indiana Michigan Power Co [Member]
Entity Information [Line Items]
Written Communications	false
Entity File Number	1-3570
Entity Registrant Name	INDIANA MICHIGAN POWER COMPANY
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0410455
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000050172
Ohio Power Co [Member]
Entity Information [Line Items]
Written Communications	false
Entity File Number	1-6543
Entity Registrant Name	OHIO POWER COMPANY
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-4271000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000073986
Public Service Co Of Oklahoma [Member]
Entity Information [Line Items]
Written Communications	false
Entity File Number	0-343
Entity Registrant Name	PUBLIC SERVICE COMPANY OF OKLAHOMA
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-0410895
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000081027
Southwestern Electric Power Co [Member]
Entity Information [Line Items]
Written Communications	false
Entity File Number	1-3146
Entity Registrant Name	SOUTHWESTERN ELECTRIC POWER COMPANY
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-0323455
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092487